Management of Financial Risk (Disclosure of Nature and Extent Arising from Financial Instruments - Currency Risk) (Details) - Currency risk [member]
S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
CANADA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							$ (7,341)	$ (5,852)				$ (7,195)	$ (5,359)
Effect of Foreign denominated items				$ 509
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
CANADA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets							4,511					9,436
CANADA | Marketable Securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets							697					2,300
CANADA | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets							292					343
CANADA | Investments In Associate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets							3,685
CANADA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities							(14,950)					(14,581)
CANADA | Due to Related Party [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities												(14)
CANADA | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities							$ (1,576)					$ (4,679)
PERU
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	S/ (18,333)							(5,650)	S/ (40,563)				(12,072)
Effect of Foreign denominated items | S/	S/ 739
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
PERU | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets | S/	S/ 693								4,098
PERU | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets | S/	4,428								3,810
PERU | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets | S/	421								243
PERU | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities | S/	(17,244)								(13,666)
PERU | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities | S/									(2,765)
PERU | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities | S/	S/ (6,631)								(7,564)
PERU | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities | S/									S/ (24,719)
MEXICO
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					$ (482,771)			(24,462)		$ (496,595)			(24,032)
Effect of Foreign denominated items		$ 2,351
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
MEXICO | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets					27,842					7,788
MEXICO | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets					3,018					3,369
MEXICO | Deposits on Noncurrent Assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets										4,325
MEXICO | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(253,702)					(208,364)
MEXICO | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(2,418)					(6,169)
MEXICO | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(176,977)					(202,804)
MEXICO | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					(1,967)					(1,220)
MEXICO | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities					$ (78,567)					$ (93,520)
ARGENTINA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net						$ 4,405		$ 236			$ 14,371		$ 904
Effect of Foreign denominated items			$ 52
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
ARGENTINA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets						12,186					16,502
ARGENTINA | Accounts Receivable and Other Assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets						33					115
ARGENTINA | Deposits on Noncurrent Assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on assets											8,419
ARGENTINA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities						$ (7,814)					(3,891)
ARGENTINA | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities											509
ARGENTINA | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange exposure on liabilities											$ (7,283)